[AIM LOGO APPEARS HERE]

          LETTER
          TO OUR
    SHAREHOLDERS

January 31, 1998

                   Dear Fellow Shareholder:

                   It has been an eventful six months in securities markets.
 [PHOTO OF         Market sentiment focused on the potential negative impact
Charles T.         of Asia's financial crisis, which began to unfold shortly
  Bauer,           before the opening of the six-month period covered by this
Chairman of        report. As consensus remained elusive about how serious or
the Board of       widespread this impact would be, stock markets the world
  THE FUND         over experienced continued volatility and uncertainty. In
APPEARS HERE]      such an environment, U.S. Treasury markets typically serve as relative safe havens, and once again they fulfilled this role. Yields on these securities declined as their market value climbed.
                       The Fund performed well in this environment, producing
                   attractive current yield and total return. On the following pages, your Fund's managers discuss Fund performance in greater detail, describe their investment strategies, and offer their outlook for the future.
    In uncertain times like these, disciplined strategies such as those practiced by the AIM Limited Maturity Treasury Fund remain the most promising approach to investing. We also encourage you to review your portfolio regularly to make sure your chosen investments still suit your goals, risk tolerance, and time horizon.
    We are pleased to send you this report on AIM Limited Maturity Treasury Fund. Please contact Institutional Customer Services at 800-659-1005 during normal business hours if you have any questions or comments.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

The Managers' Overview

TREASURY MARKET RALLY BOOSTS FUND

A roundtable discussion with the Fund management team for AIM Limited Maturity Treasury Fund--Institutional Class about the six-month period ended January 31, 1998.
-------------------------------------------------------------------------------

Q. IT WAS A GOOD SIX MONTHS FOR FIXED-INCOME INVESTMENTS. HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. The period was particularly good for U.S. Treasury issues. The Fund stayed right in step with this trend, once again providing attractive current income, exempt from state taxes. In addition, the Fund preserved the relative stability of its net asset value.
        As of January 31, 1998, the 30-day yield of AIM Limited Maturity Treasury Fund-Institutional Class was 5.37%. Cumulative total return was 3.27% for the six-month period ended January 31, 1998. Net asset value per share remained within a range of $10.03 and $10.13 during the reporting period.

Q.  WHY DID BONDS PERFORM SO WELL?

A. The low-inflation and falling interest-rate environment that defined much of 1997 provided nearly an ideal climate for bonds. For the 12-month period ended January 31, 1998, the consumer price index rose just 1.6%, the smallest increase in 11 years. After raising interest rates in March of 1997, the Federal Reserve Board (the Fed) left monetary policy unchanged for the remainder of 1997. Borrowing costs actually declined as the year progressed, as it became evident that inflation was not a serious threat.
        Bonds were given a boost in the summer by the agreement to balance the federal budget and again in the fall by the turmoil that hit world stock markets. Following the Asian currency devaluations, global stock markets plunged in October. Investors began shifting more assets into bonds, especially into U.S. Treasury securities.

Q.  HOW DID THE ASIAN CRISIS AFFECT U.S. TREASURY SECURITIES?

A. U.S. Treasury securities were one of the chief beneficiaries of the economic turmoil in Asia. When stock markets plummeted worldwide, investors in search of quality began shifting their assets into U.S. Treasury issues. Foreign investors increased their presence on the U.S. Treasury scene, seeking a safe haven for their investments. Foreign demand remained strong because U.S. Treasury securities offered significantly higher interest rates than foreign-government issues. The increasing number of Treasury market participants sent the prices of U.S. Treasury securities higher and their yields lower.

Q. CLEARLY, THERE WAS A BIG INCREASE IN DEMAND IN THE TREASURY MARKET. WHAT WAS HAPPENING TO SUPPLY?

A. At the same time that demand was increasing, the supply of U.S. Treasury issues was diminishing, pushing prices even higher. The federal government is seeing greater in-flows of

================================================================================
YIELD CURVE - U.S. TREASURY SECURITIES
As of 1/31/98
--------------------------------------------------------------------------------
3 months           5.183%
6 months           5.219
1 year             5.215  )  AREA OF INVESTMENT FOCUS
2 years            5.308  )  POINTS TO 1-3 YEARS
3 years            5.324  )
5 years            5.377
10 years           5.512
30 years           5.805
================================================================================

Source: Bloomberg.

Government securities, such as U.S. Treasury bills, notes, and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest. Fund shares are not insured and their value and yield will vary with market conditions.

    tax receipts, a result of higher corporate profits and personal incomes. With decreased borrowing needs, there has been a reduction in U.S. Treasury security issuance. The balanced budget agreement was another factor leading to a trimmer supply. We expect U.S. Treasury supply to continue to shrink in 1998.

Q.  WHAT WAS YOUR STRATEGY IN THIS ENVIRONMENT?

A. The Fund maintained its disciplined investment strategy, focusing on the one- to two-year maturity range of the yield curve. Fund managers implement a laddered maturity structure within this segment of the yield curve. This means that the Fund invests in two-year notes, which are held until they approach the 13-month maturity level. Then they are sold, and the assets are reinvested in new two-year Treasuries.

Q. YIELDS HAVE BEEN FALLING ON TREASURY NOTES. GIVEN THE FUND'S STRATEGY, DOES THIS SITUATION PRESENT ANY CHALLENGES?

A. The rally in the U.S. Treasury market was reflected in the yield on the two-year U.S. Treasury note, which fell from 5.72% at the beginning of the period to 5.31% at its end. Overall, the yield curve has experienced a significant flattening, with the average spread in yields between the 30-year bond and the two-year notes falling to just 50 basis points as of January 31, 1998. In fact, toward the end of 1997, we actually saw an inverted yield curve.
        Because of its laddered maturity structure, the Fund may experience a decline in yields over the next few months. However, we remain confident in our strategy. Our approach exposes the portfolio to the most attractive part of the yield curve and renders the Fund less sensitive to market price fluctuations. When yields begin to rise again, the Fund should be able to buy its way out of lower-yielding notes.

Q.  WHAT IS YOUR MARKET OUTLOOK?

A. In a sense, we are in a brave new economic world. The U.S. economy is growing at a healthy pace, but with very low inflation and nearly full employment. While no one can be certain how long such conditions can persist, many market participants expect prudent policy from the Fed, with interest rates staying at or near their current levels. Moreover, the continuing problems in Asia could slow economic growth and add fuel to the strong rally in the U.S. Treasury market. In this environment, we continue to be optimistic about U.S. Treasury issues.

================================================================================
STABILITY OF NET ASSET VALUE
      1/31/88 - 1/31/98
--------------------------------------------------------------------------------
      1/88        $9.99
      1/89         9.74
      1/90         9.76
      1/91         9.92
      1/92        10.15
      1/93        10.20
      1/94        10.15
      1/95         9.86
      1/96        10.12
      1/97        10.03
      1/98        10.11
================================================================================

================================================================================
AVERAGE ANNUAL TOTAL RETURNS
AS OF 1/31/98
--------------------------------------------------------------------------------
10 years          6.74%

5 years           5.29

1 year            6.64
================================================================================

================================================================================
FOR PERIODS ENDED 12/31/97
(most recent calendar quarter)
--------------------------------------------------------------------------------
10 years          6.78%

5 years           5.30

1 year            6.22
================================================================================

Source: Towers Data Systems HYPO--Registerd Trademark--. There is no guarantee the Fund will maintain a constant NAV. Investment return and principal value will vary so that you may have a gain or loss when you sell shares. Past performance cannot guarantee comparable future results.

SCHEDULE OF INVESTMENTS

January 31, 1998
(Unaudited)

                                                                   PRINCIPAL       MARKET
                                                       MATURITY     AMOUNT         VALUE
U.S. TREASURY SECURITIES

U.S. TREASURY NOTES-106.76%

5.875%                                                  1/31/99   $36,400,000   $ 36,618,764
--------------------------------------------------------------------------------------------
5.875%                                                  2/28/99    36,150,000     36,383,529
--------------------------------------------------------------------------------------------
6.25%                                                   3/31/99    35,350,000     35,742,738
--------------------------------------------------------------------------------------------
6.375%                                                  4/30/99    35,300,000     35,764,195
--------------------------------------------------------------------------------------------
6.25%                                                   5/31/99    36,425,000     36,870,478
--------------------------------------------------------------------------------------------
6.00%                                                   6/30/99    35,300,000     35,645,234
--------------------------------------------------------------------------------------------
5.875%                                                  7/31/99    36,200,000     36,497,564
--------------------------------------------------------------------------------------------
5.875%                                                  8/31/99    35,800,000     36,112,534
--------------------------------------------------------------------------------------------
5.75%                                                   9/30/99    36,100,000     36,351,978
--------------------------------------------------------------------------------------------
5.625%                                                 10/31/99    35,750,000     35,923,745
--------------------------------------------------------------------------------------------
5.625%                                                 11/30/99    36,000,000     36,187,560
--------------------------------------------------------------------------------------------
5.625%                                                 12/31/99    36,000,000     36,200,880
--------------------------------------------------------------------------------------------
5.375%                                                  1/31/00    36,500,000     36,551,465
--------------------------------------------------------------------------------------------
         Total U.S. Treasury Securities                                          470,850,664
--------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS-106.76%                                               470,850,664
--------------------------------------------------------------------------------------------
         OTHER ASSETS LESS LIABILITIES-(6.76)%                                   (29,812,990)
--------------------------------------------------------------------------------------------
         NET ASSETS-100.00%                                                     $441,037,674
============================================================================================

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 1998
(UNAUDITED)

ASSETS:

Investments, at market value (cost $466,934,133)              $  470,850,664
----------------------------------------------------------------------------
Cash                                                                  14,049
----------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                 2,085,338
----------------------------------------------------------------------------
  Interest                                                         7,606,856
----------------------------------------------------------------------------
Investment in deferred compensation plan                              23,565
----------------------------------------------------------------------------
Other assets                                                          77,212
----------------------------------------------------------------------------
    Total assets                                                 480,657,684
----------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                           36,461,826
----------------------------------------------------------------------------
  Fund shares reacquired                                           2,124,029
----------------------------------------------------------------------------
  Dividends                                                          644,191
----------------------------------------------------------------------------
  Deferred compensation                                               23,565
----------------------------------------------------------------------------
Accrued administrative service fees                                    4,757
----------------------------------------------------------------------------
Accrued advisory fees                                                 75,006
----------------------------------------------------------------------------
Accrued distribution fees                                             49,568
----------------------------------------------------------------------------
Accrued transfer agent fees                                           31,707
----------------------------------------------------------------------------
Accrued operating expenses                                           205,361
----------------------------------------------------------------------------
    Total liabilities                                             39,620,010
----------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                   $  441,037,674
============================================================================

                                                                  INSTITUTIONAL
                                                     CLASS A          CLASS           FUND
NET ASSETS                                         $388,242,970    $52,794,704    $441,037,674
==============================================================================================
Shares outstanding, $0.01 par value per share        38,398,629      5,221,584      43,620,213
==============================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                    $      10.11
==============================================================================================
OFFERING PRICE PER SHARE:
  (Net asset value of $10.11 divided by 99.00%)*                                  $      10.21
==============================================================================================

* There is no sales charge or 12b-1 fee on sales of Institutional Class shares.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 1998
(UNAUDITED)

INVESTMENT INCOME:

Interest                                                      $12,963,755
-------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     437,779
-------------------------------------------------------------------------
Administrative service fees                                        28,374
-------------------------------------------------------------------------
Custodian fees                                                     22,466
-------------------------------------------------------------------------
Transfer agent fees-Class A                                       161,679
-------------------------------------------------------------------------
Transfer agent fees-Institutional Class                             2,282
-------------------------------------------------------------------------
Trustees' fees and expenses                                        27,476
-------------------------------------------------------------------------
Distribution fees-Class A                                         290,305
-------------------------------------------------------------------------
Other                                                             153,536
-------------------------------------------------------------------------
    Total expenses                                              1,123,897
-------------------------------------------------------------------------
Less: Expenses paid indirectly                                     (1,946)
-------------------------------------------------------------------------
    Net expenses                                                1,121,951
-------------------------------------------------------------------------
Net investment income                                          11,841,804
-------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                      462,572
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities            1,422,600
-------------------------------------------------------------------------
      Net gain on investment securities                         1,885,172
-------------------------------------------------------------------------
Net increase in net assets resulting from operations          $13,726,976
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 1998 AND THE YEAR ENDED JULY 31, 1997 (UNAUDITED)

                                                         JANUARY 31,        JULY 31,
                                                             1998             1997
                                                         ------------    --------------
OPERATIONS:

  Net investment income                                  $ 11,841,804    $   22,525,910
---------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment
    securities                                                462,572          (328,964)
---------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities      1,422,600         4,775,213
---------------------------------------------------------------------------------------
    Net increase in net assets resulting from
       operations                                          13,726,976        26,972,159
---------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME:

  Class A                                                 (10,419,222)      (19,613,259)
---------------------------------------------------------------------------------------
  Institutional Class                                      (1,422,582)       (2,912,651)
---------------------------------------------------------------------------------------

SHARE TRANSACTIONS-NET:

  Class A                                                  (3,227,839)       27,226,897
---------------------------------------------------------------------------------------
  Institutional Class                                       3,703,118       (95,511,728)
---------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                   2,360,451       (63,838,582)
---------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                     438,677,223       502,515,805
---------------------------------------------------------------------------------------
  End of period                                          $441,037,674    $  438,677,223
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                          $443,990,868    $  443,515,589
---------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of
    investment securities                                  (6,869,725)       (7,332,297)
---------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities          3,916,531         2,493,931
---------------------------------------------------------------------------------------
                                                         $441,037,674    $  438,677,223
=======================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1998
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Investment Securities Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust is organized as a Delaware business trust consisting of one portfolio, the AIM Limited Maturity Treasury Fund (the "Fund"). The investment objective of the Fund is to seek liquidity with minimum fluctuation in principal value and, consistent with this investment objective, the highest total return achievable. The Fund currently offers two different classes of shares: the Class A shares and the Institutional Class. Matters affecting each class are voted on exclusively by such shareholders.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.
B. Securities Transactions and Investment Income--Securities transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of discounts on investments, is earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund not to amortize bond premiums for financial reporting purposes. Interest income is allocated to each class daily, based upon each class' pro-rata share of the total shares of the Fund outstanding. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Dividends and Distributions to Shareholders--It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually.
D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable capital gains, if any) of $7,172,445, which expires, if not previously utilized, through the year 2005.
E. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM") with respect to the Fund. Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at the annual rate of 0.20% of the first $500 million of the Fund's average daily net assets plus 0.175% of the Fund's average daily net assets in excess of $500 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended January 31, 1998, the Fund reimbursed AIM $28,374 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. On September 20, 1997, the Board of Trustees of the Fund approved the appointment of AFS as transfer agent of the Institutional Class effective December 29, 1997. During the six months ended January 31, 1998, AFS was paid $86,889 with respect to Class A shares, and for the period December 29, 1997 through January 31, 1998, AFS was paid $440 with respect to the Institutional Class. Prior to effective date of the agreement with AFS, the Fund paid A I M Institutional Fund Services, Inc. $1,842 pursuant to a transfer agency and shareholder services agreement with respect to the Institutional Class for the period August 1, 1997 through December 28, 1997.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Trust has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Class A shares. The Fund pays AIM Distributors compensation at an annual rate of 0.15% of the average daily net assets attributable to the Class A shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund. During the six months ended January 31, 1998, the Fund paid AIM Distributors $290,305 as compensation under the Plan.
  AIM Distributors received commissions of $6,130 during the six months ended January 31, 1998 from sales of Class A shares. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, proceeds from sales of Class A shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors, FMC and AFS.
  During the six months ended January 31, 1998, the Fund paid legal fees of $2,334 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

The Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,946 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $1,946 during the six months ended January 31, 1998.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the six months ended January 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended January 31, 1998 was $278,313,096 and $243,919,088, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis as, of January 31, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                                             $3,865,036
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                                                      0
------------------------------------------------------------------------------
Net unrealized appreciation of
  investment securities                                             $3,865,036
==============================================================================

Cost of investments for tax purposes is $466,985,628.

NOTE 6-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended January 31, 1998 and the year ended July 31, 1997 were as follows:

                                  JANUARY 31, 1998                JULY 31, 1997
                             ---------------------------   ---------------------------
                               SHARES         AMOUNT         SHARES         AMOUNT
                             -----------   -------------   -----------   -------------
Sold:
  Class A                     11,569,826   $ 116,259,156    22,795,689   $ 228,371,816
--------------------------------------------------------------------------------------
  Institutional Class            876,896       8,825,360     2,663,678      26,662,958
--------------------------------------------------------------------------------------
Issued as a reinvestment of dividends:
  Class A                        852,019       8,740,480     1,600,608      16,029,270
--------------------------------------------------------------------------------------
  Institutional Class              2,352          23,670        16,172         161,587
--------------------------------------------------------------------------------------
Reacquired:
  Class A                    (12,741,886)   (128,227,475)  (21,687,977)   (217,174,189)
--------------------------------------------------------------------------------------
  Institutional Class           (511,317)     (5,145,912)  (12,215,116)   (122,336,273)
--------------------------------------------------------------------------------------
                                  47,890   $     475,279    (6,826,946)  $ (68,284,831)
======================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class outstanding during the six month period ended January 31, 1998, each of the years in the three-year period ended July 31, 1997, the eleven months ended July 31, 1994 and each of the years in the two-year period ended August 31, 1993.

                                                                   JULY 31,                        AUGUST 31,
                                   JANUARY 31,     -----------------------------------------   -------------------
                                      1998           1997       1996       1995       1994       1993       1992
                                   -----------     --------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period                             $  10.07      $   9.97   $  10.03   $   9.96   $  10.24   $  10.21   $  10.01
-----------------------------------  --------      --------   --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                  0.28          0.56       0.58       0.57       0.37       0.44       0.60
-----------------------------------  --------      --------   --------   --------   --------   --------   --------
  Net gains (losses) on securities
    (both realized and unrealized)       0.04          0.10      (0.06)      0.07      (0.20)      0.05       0.29
-----------------------------------  --------      --------   --------   --------   --------   --------   --------
    Total from investment
      operations                         0.32          0.66       0.52       0.64       0.17       0.49       0.89
-----------------------------------  --------      --------   --------   --------   --------   --------   --------
Less distributions:
  Dividends from net investment
    income                             (0.28)        (0.56)     (0.58)     (0.57)     (0.37)     (0.44)     (0.60)
-----------------------------------  --------      --------   --------   --------   --------   --------   --------
  Distributions from net realized
    gains                                  --            --         --         --      (0.08)     (0.02)     (0.09)
-----------------------------------  --------      --------   --------   --------   --------   --------   --------
    Total distributions                 (0.28)        (0.56)     (0.58)     (0.57)     (0.45)     (0.46)     (0.69)
-----------------------------------  --------      --------   --------   --------   --------   --------   --------
Net asset value, end of period       $  10.11      $  10.07   $   9.97   $  10.03   $   9.96   $  10.24   $  10.21
===================================  ========      ========   ========   ========   ========   ========   ========
Total return(a)                         3.27%         6.79%      5.27%      6.61%      1.72%      4.88%      9.14%
===================================  ========      ========   ========   ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $ 52,795      $ 48,866   $143,468   $129,530   $134,971   $130,690   $ 89,352
===================================  ========      ========   ========   ========   ========   ========   ========
Ratio of expenses to average net
  assets                                0.31%(b)(c)   0.31%      0.27%      0.28%      0.25%(d)    0.24%     0.28%
===================================  ========      ========   ========   ========   ========   ========   ========
Ratio of net investment income to
  average net assets                    5.81%(b)      5.56%      5.72%      5.70%      3.98%(d)    4.30%     5.76%
===================================  ========      ========   ========   ========   ========   ========   ========
Portfolio turnover rate                   53%          130%       117%       120%       120%       123%       120%
===================================  ========      ========   ========   ========   ========   ========   ========

(a) Total returns are not annualized for the periods less than one year.
(b) Ratios are annualized and based on average net assets of $50,291,865.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(d) Annualized.


                          TRUSTEES
                                                                            AIM Investment
Charles T. Bauer                                  Robert H. Graham          Securities Funds
Bruce L. Crockett                                  John F. Kroeger
Owen Daly II                                      Lewis F. Pennock
Jack Fields                                        Ian w. Robinson
Carl Frischling                                     Louis S. Sklar

                          OFFICERS

Charles T. Bauer                                          Chairman
Robert H. Graham                                         President
John J. Arthur                      Sr. Vice President & Treasurer
Gary T. Crum                                    Sr. Vice President           A I M Limited Maturity
Carol F. Relihan                    Sr. Vice President & Secretary           Treasury Fund
Melville B. Cox                                     Vice President                                 -----------------------------
Karen Dunn Kelley                                   Vice President           Institutional
Dana R. Sutton                Vice President & Assistant Treasurer           Class                   SEMI-
P. Michelle Grace                              Assistant Secretary                                   ANNUAL
Nancy L. Martin                                Assistant Secretary                                   REPORT
Ofelia M. Mayo                                 Assistant Secretary
Kathleen J. Pflueger                           Assistant Secretary
Samuel D. Sirko                                Assistant Secretary
Stephen I. Winer                               Assistant Secretary
Mary J. Benson                                 Assistant Treasurer                                   January 31, 1998



                        INVESTMENT ADVISOR

                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                         Houston, TX 77046
                           800-347-1919


                            DISTRIBUTOR

                      Fund Management Company
                   11 Greenway Plaza, Suite 100
                         Houston, TX 77046
                           800-659-1005

                             CUSTODIAN

                       The Bank of New York
                 90 Washington Street, 11th Floor
                        New York, NY 10286

                       LEGAL COUNSEL TO FUND

                 Ballard Spahr Andrews & Ingersoll
                        1735 Market Street
                    Philadelphia, PA 19103-7599

                     LEGAL COUNSEL TO TRUSTEES

                 Kramer, Levin, Naftalis & Frankel
                         919 Third Avenue
                        New York, NY 10022

                          TRANSFER AGENT

                     A I M Fund Services, Inc.
                           P.O. Box 4739                                            [LOGO APPEARS HERE]
                      Houston, TX 77210-4739                                        Fund Management Company


This report may be distributed only to current shareholders or to persons who have received a current Fund prospectus.
